Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Operations [Abstract]
Net revenues	$ 266,238	$ 255,202	$ 1,133,487	$ 1,092,291	$ 1,056,065
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	103,423	99,551	409,052	398,467	397,725
General and administrative expenses (exclusive of depreciation and amortization)	53,095	51,067	202,437	199,136	186,733
Corporate expenses (exclusive of depreciation and amortization)	12,490	11,551	46,533	47,377	42,690
Depreciation and amortization	72,373	73,873	299,639	312,703	336,725
Gain on disposition of assets	(936)	(6,447)	(10,548)	(4,900)	(5,424)
Total Operating Expenses	240,445	229,595	947,113	952,783	958,449
Operating income	25,793	25,607	186,374	139,508	97,616
Other expense (income)
Loss (gain) on extinguishment of debt	29,972		677	17,398	(3,320)
Gain on disposition of investment					(1,445)
Interest income	(58)	(32)	(569)	(367)	(527)
Interest expense	39,914	43,620	171,093	186,048	197,047
Non-operating (Income) Expenses	69,828	43,588	171,201	203,079	191,755
Income (loss) before income tax expense	(44,035)	(17,981)	15,173	(63,571)	(94,139)
Income tax expense (benefit)	(21,219)	(4,741)	6,623	(23,469)	(36,101)
Net income (loss)	(22,816)	(13,240)	8,550	(40,102)	(58,038)
Preferred stock dividends	91	91	365	365	365
Net income (loss) applicable to common stock	(22,907)	(13,331)	8,185	(40,467)	(58,403)
Earnings (loss) per share:
Basic and diluted loss per share	$ (0.25)	$ (0.14)
Basic earnings (loss) per share		$ (0.14)	$ 0.09	$ (0.44)	$ (0.64)
Diluted earnings (loss) per share		$ (0.14)	$ 0.09	$ (0.44)	$ (0.64)
Cash dividends declared per share of common stock
Weighted average common shares used in computing earnings per share:
Weighted average common shares outstanding	93,114,125	92,681,351	92,851,067	92,261,157	91,730,109
Incremental common shares from dilutive stock options			322,718
Weighted average common shares diluted	93,114,125	92,681,351	93,173,785	92,261,157	91,730,109
Statement of Comprehensive Income (Loss)
Net income (loss)	(22,816)	(13,240)	8,550	(40,102)	(58,038)
Other comprehensive income
Foreign currency translation adjustments	681	735	(784)	862	2,500
Unrealized gain on hedging transactions					3,814
Net Comprehensive income (loss)	(22,135)	(12,505)	7,766	(39,240)	(51,724)
LAMAR MEDIA CORP
Statement of Operations [Abstract]
Net revenues	266,238	255,202	1,133,487	1,092,291	1,056,065
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	103,423	99,551	409,052	398,467	397,725
General and administrative expenses (exclusive of depreciation and amortization)	53,095	51,067	202,437	199,136	186,733
Corporate expenses (exclusive of depreciation and amortization)	12,397	11,479	46,175	47,377	42,265
Depreciation and amortization	72,373	73,873	299,639	312,703	336,725
Gain on disposition of assets	(936)	(6,447)	(10,548)	(4,900)	(5,424)
Total Operating Expenses	240,352	229,523	946,755	952,783	958,024
Operating income	25,886	25,679	186,732	139,508	98,041
Other expense (income)
Loss (gain) on extinguishment of debt	29,972		677	17,402
Gain on disposition of investment					(1,445)
Interest income	(58)	(32)	(569)	(358)	(462)
Interest expense	39,914	43,620	171,093	185,875	191,917
Non-operating (Income) Expenses	69,828	43,588	171,201	202,919	190,010
Income (loss) before income tax expense	(43,942)	(17,909)	15,531	(63,411)	(91,969)
Income tax expense (benefit)	(21,117)	(4,745)	6,919	(23,213)	(36,146)
Net income (loss)	(22,825)	(13,164)	8,612	(40,198)	(55,823)
Preferred stock dividends			3,481	1,629	225
Statement of Comprehensive Income (Loss)
Net income (loss)	(22,825)	(13,164)	8,612	(40,198)	(55,823)
Other comprehensive income
Foreign currency translation adjustments	681	735	(784)	862	2,500
Unrealized gain on hedging transactions					3,814
Net Comprehensive income (loss)	$ (22,144)	$ (12,429)	$ 7,828	$ (39,336)	$ (49,509)